SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 285,762	$ 310,758
Gross unrealized gains	2,610	4,307
Gross unrealized losses	2,444	120
Estimated fair value, total	285,928	314,945
Corporate Debentures [Member] | Fair Value Inputs Level2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	272,431	190,826
Gross unrealized gains	2,545	3,787
Gross unrealized losses	1,797	60
Estimated fair value, total	273,179	194,553
U.S. Treasuries [Member] | Fair Value Inputs Level2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,331	13,227
Gross unrealized gains	65	276
Gross unrealized losses	647	60
Estimated fair value, total	12,749	13,443
U.S. Government Agency Debentures [Member] | Fair Value Inputs Level2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		375
Gross unrealized gains
Gross unrealized losses
Estimated fair value, total		375
Israeli Treasury Bills [Member] | Fair Value Inputs Level2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		106,330
Gross unrealized gains		244
Gross unrealized losses
Estimated fair value, total		$ 106,574